Income Taxes	8 Months Ended
Mar. 31, 2011
Income Taxes
Income Tax Disclosure [Text Block]

NOTE 7 – INCOME TAXES

At March 31, 2011, the Company had a federal operating loss carryforward of $54,468, which begins to expire in 2031.

Components of net deferred tax assets, including a valuation allowance, are as follows at March 31, 2011:

2011
Deferred tax assets:
Net operating loss carryforward	$ 19,064
Total deferred tax assets	19,064
Less: Valuation allowance	(19,064)
Net deferred tax assets	$ -

The valuation allowance for deferred tax assets as of March 31, 2011 was $19,064, which will begin to expire 2031. In assessing the recovery of the deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in the periods in which those temporary differences become deductible. Management considers the scheduled reversals of future deferred tax assets, projected future taxable income, and tax planning strategies in making this assessment. As a result, management determined it was more likely than not the deferred tax assets would not be realized as of March 31, 2011 and maintained a full valuation allowance.

Reconciliation between the statutory rate and the effective tax rate is as follows at March 31, 2011:

2011
Federal statutory rate	(35.0)%
State taxes, net of federal benefit	(0.00)%
Change in valuation allowance	35.0%
Effective tax rate	0.0%